Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	STEWARD FUNDS, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000092500
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2018
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2018
Prospectus Date	rr_ProspectusDate	Aug. 28, 2018